Fair Value Measurements (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule financial liabilities that are measured at fair value on a recurring basis
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities – Public Warrants (Restated)	$18,683,920	$—	$—	$18,683,920
Derivative warrant liabilities – Private Warrants (Restated)	$—	$—	$9,816,670	$9,816,670
Total fair value	$18,683,920	$—	$9,816,670	$28,500,590

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account	$375,029,850	$—	$—
Liabilities:
Derivative warrant liabilities Public Warrants	$23,125,000	$—	$—
Derivative warrant liabilities Private Warrants	$—	$—	$11,716,670
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account	$375,007,974	$—	$—
Liabilities:
Derivative warrant liabilities Public Warrants	$18,683,920	$—	$—
Derivative warrant liabilities Private Warrants	$—	$—	$9,816,670

Schedule of fair value measurements inputs as their measurement
	As of October 09, 2020	As of December 31, 2020
Exercise price	11.50	11.50
Stock Price	9.60	10.07
Option term (in years)	6.67	6.44
Volatility	19.8%	21.0%
Risk-free interest rate	0.52%	0.57%

	As of June 30, 2021	As of March 31, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.94	$9.92
Option term (in years)	5.09	5.34
Volatility	26.00%	29.10%
Risk-free interest rate	0.88%	1.00%

Schedule of the change in the fair value of the derivative warrant liabilities
Level 3 – Derivative warrant liabilities at July 29, 2020 (inception)	$—
Level 3 – Derivative warrant liabilities at September 30, 2020	—
Issuance of Public and Private Warrants	23,041,670
Transfer to Level 1 measurement – Public Warrants	(18,683,920)
Change in fair value of derivative warrant liabilities	5,458,920
Level 3 – Derivative warrant liabilities at December 31, 2020	$9,816,670

Schedule of change in the fair value of the derivative warrant liabilities
Warrant liabilities at January 1, 2021	$9,816,668
Change in fair value of derivative warrant liabilities	2,913,334
Derivative warrant liabilities at March 31, 2021	$12,730,001
Change in fair value of derivative warrant liabilities	(1,013,331)
Derivative warrant liabilities at June 30, 2021	$11,716,670